Voyage Expenses (Tables)	9 Months Ended
Mar. 31, 2014
Voyage Expenses.
Schedule of voyage expenses
Bunkers	5,271,126
Port charges and other related expenses	552,634
Brokers’ commissions	386,244
Security cost	298,820
War risk insurances	37,001
Other voyage expenses	125,146
Total voyage expenses	6,670,971